Document and Entity Information	Nov. 17, 2021
Details
Registrant CIK	0001763329
Registrant Name	MYCOTOPIA THERAPIES, INC.
SEC Form	8-K
Period End date	Nov. 17, 2021
Tax Identification Number (TIN)	87-0645794
Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	000-56022
Entity Address, Address Line One	18851 NE 29th Ave.
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Aventura
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33180
City Area Code	954
Local Phone Number	233-3511
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false